LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Right-of-Use Assets of Lease Liabilities
	December 31,
	2 0 2 5	2 0 2 4
	U.S. dollars in thousands
Right-of-use assets, net	$876	$861
Current liabilities	$255	$188
Long-term liabilities	674	637
Total operating lease liabilities	$929	$825
Weighted average lease term – operating lease	3.92 years
Weighted average discount rate – operating lease	8.28%

Schedule of Cash Flows Related Operating Lease Liabilities
U.S. dollars in thousands
Years ending December 31:
2026	$319
2027	319
2028	204
2029	162
2030	26
Thereafter	57
Total lease payments (undiscounted)	1,087
Less – discount to net present value	(158)
Present value of lease liabilities	$929